12028482

Silvio Conte (Joe)
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

DEC 13 2012

Washington, DC 20549

December 13, 2012

CERTNYS 001-35764

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, PBF ENERGY INC., Class A common stock, $0.001 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 13, 2012. Tentative listing date – December 13, 2012.

Sincerely,

Silvio Conte

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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